GROUP STRUCTURE (Details 3) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment		$ 2,164.0	$ 1,659.0
Trade receivables		490.0	431.0
Trade and other payables		(281.0)	$ (182.0)
V A R [Member]
IfrsStatementLineItems [Line Items]
[custom:ConsiderationTransferred-0]		(128.1)
Estimated price adjustment		6.7
Total		(121.4)
Property, plant and equipment	[1]	167.7
Intangible assets - Customer contract	[2]	62.3
Trade receivables	[3]	4.9
Other receivables		1.2
Deferred tax liability		(60.2)
Income tax liability		(5.0)
Trade and other payables		(3.3)
Other payables		(46.0)
Tax liabilities		(0.2)
Total acquisition price allocation	[4]	$ 121.4

[1]	Arauco Wind Farm’s fair value was assessed using the “cost-based approach,” which consists of the farm’s replacement cost new, adjusted by its loss of value resulting from physical deterioration and functional and economic obsolescence.
[2]	The fair value of this intangible asset regarding the identified business transactions has been determined through the application of the “income-based approach” and the “multi-period excess earnings” method. Key assumptions used considered: i) projected generation level; and ii) discount rate. The useful life was assessed based on the remaining years of the contract.
[3]	For acquired trade receivables, contractual value does not differ from fair value.
[4]	No differences in the acquired assets’ accounting valuation were identified, except for the values detailed under Property, plant and equipment and Intangible assets.